Employee Benefits	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Employee Benefits

Note 13. Employee Benefits

The Company operates in Taiwan (R.O.C.), where it contributes 6% of each employee’s monthly wages to the labor pension personal accounts maintained with the Bureau of Labor Insurance in accordance with the Labor Pension Act. Under these defined contribution plans, the Company has no further legal or constructive obligations beyond making fixed contributions.

Pension costs arising from contributions to the Bureau of Labor Insurance amounted to $256,815, $245,471 and $248,684 for the years ended December 31, 2025, 2024 and 2023, respectively.